                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003
                                                ----------------------------

Check here if Amendment [_]; Amendment Number: ___
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:    Spears Grisanti & Brown LLC
         --------------------------------------------------------
Address: 45 Rockefeller Plaza
         --------------------------------------------------------
         17th Floor
         --------------------------------------------------------
         New York, New York 10111
         --------------------------------------------------------

Form 13F File Number:  28-05455
                          ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christopher C. Grisanti
         --------------------------------------------------------
Title:   Principal
         --------------------------------------------------------
Phone:   (212) 218-5300
         --------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Christopher C. Grisanti        New York, New York            2/10/04
------------------------------  ------------------------      -------------
[Signature]                           [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                         ------------

Form 13F Information Table Entry Total:           127
                                         ------------

Form 13F Information Table Value Total:  $  1,199,718
                                         ------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                          Spears Grisanti & Brown LLC
                           Form 13F Information Table
                     For the quarter ended December 31, 2003

               COLUMN 1         COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5          COLUMN 6    COLUMN 7            COLUMN 8
               --------         --------    --------  --------     --------          --------    --------            --------
                                TITLE OF               VALUE                  PUT/  INVESTMENT    OTHER          VOTING AUTHORITY
            NAME OF ISSUER       CLASS       CUSIP    (X$1000)       SHRS     CALL  DISCRETION   MANAGERS      SOLE   SHARED   NONE
            --------------       -----       -----    --------       ----     ----  ----------   --------      ----   ------   ----
ABBOTT LABORATORIES               com      002824100       861       18,485            Sole                   18,485
ACE LTD                           com      G0070K103    65,608    1,583,964            Sole                1,583,964
AK STEEL HOLDING CORP             com      001547108        51       10,000            Sole                   10,000
ALCIDE CORP                       com      013742507       317       21,579            Sole                   21,579
ALCOA INC                         com      013817101     1,672       44,000            Sole                   44,000
ALTRIA GROUP, INC                 com      02209S103    13,929      255,952            Sole                  255,952
AMERICAN EXPRESS CO               com      025816109       492       10,200            Sole                   10,200
AMERICAN INTL GROUP INC           com      026874107     7,888      119,013            Sole                  119,013
AMGEN INC                         com      031162100     7,456      120,670            Sole                  120,670
AMSOUTH BANCORPORATION            com      032165102     1,322       53,968            Sole                   53,968
ANHEUSER-BUSCH CO. INC            com      035229103       495        9,400            Sole                    9,400
ANNALY MORTGAGE MGMT              com      035710409     1,682       91,400            Sole                   91,400
ANTHEM INC COM                    com      03674b104    25,253      336,702            Sole                  336,702
ARCHSTONE-SMITH TRUST             com      039583109     1,746       62,395            Sole                   62,395
AUTOMATIC DATA PROCESSING CO      com      053015103       369        9,314            Sole                    9,314
AVALONBAY COMMUNITIES INC         com      053484101     1,123       23,500            Sole                   23,500
AVATAR HOLDINGS INC               com      053494100     2,600       70,402            Sole                   70,402
BANK OF AMERICA CORP              com      060505104       619        7,699            Sole                    7,699
BANK OF NEW YORK INC              com      064057102     3,276       98,916            Sole                   98,916
BARRICK GOLD CORP                 com      067901108    32,991    1,452,703            Sole                1,452,703
BEAZER HOMES USA INC              com      07556q105    10,181      104,250            Sole                  104,250
BERKSHIRE HATHAWAY CLASS A        com      084670108    19,209          228            Sole                      228
BERKSHIRE HATHAWAY CLASS B        com      084670207     3,747        1,331            Sole                    1,331
BIOGEN IDEC INC                   com      09062x103       287        7,820            Sole                    7,820
BOEING CO.                        com      097023105       506       12,000            Sole                   12,000
BP AMOCO PLC SPONS ADR            com      055622104     1,794       36,350            Sole                   36,350
BURLINGTON NORTHRN SANTA FE CO    com      12189T104    36,584    1,130,880            Sole                1,130,880
CARLISLE COS INC                  com      142339100       207        3,400            Sole                    3,400
CHEVRONTEXACO CORP COM            com      166764100    40,206      465,400            Sole                  465,400
CHUBB CORP                        com      171232101    11,563      169,800            Sole                  169,800
CIMAREX ENERGY CO                 com      171798101     4,212      157,800            Sole                  157,800
CIT GROUP INC                     com      125581108     1,799       50,050            Sole                   50,050
COCA COLA CO                      com      191216100       345        6,791            Sole                    6,791
CONOCOPHILLIPS                    com      20825c104    18,509      282,277            Sole                  282,277
CONSOL ENERGY INC                 com      20854p109       267       10,300            Sole                   10,300
COUSINS PROPERTIES                com      222795106       961       31,400            Sole                   31,400
COX COMMUNICATIONS  INC NEW       com      224044107       287        8,328            Sole                    8,328
CURAGEN CORP                      com      23126r101     9,972    1,360,447            Sole                1,360,447
CVS CORP                          com      126650100    46,111    1,276,600            Sole                1,276,600
DELPHI CORP                       com      247126105       230       22,551            Sole                   22,551
DIAMOND OFFSHORE DRILLING         com      25271c102    18,069      881,000            Sole                  881,000
DOMINION RESOURCES INC VA         com      25746U109       303        4,740            Sole                    4,740
DOW CHEMICAL CO                   com      260543103    29,353      706,121            Sole                  706,121
DU PONT E I DE NEMOURS & CO       com      263534109       262        5,706            Sole                    5,706
EMC CORP MASS                     com      268648102     1,286       99,500            Sole                   99,500
ENCANA CORP                       com      292505104    44,943    1,139,516            Sole                1,139,516
EQUITY RESIDENTIAL                com      29476L107     6,680      226,364            Sole                  226,364
EXXON MOBIL CORPORATION           com      30231G102       985       24,028            Sole                   24,028
FAUQUIER BANKSHARES COM           com      312059108       413       18,000            Sole                   18,000
FEDERAL NATL MORTGAGE ASSN        com      313586109    53,712      715,588            Sole                  715,588
FIRST DATA CORP                   com      319963104       645       15,700            Sole                   15,700
FOSTER (LB) CO - CL A             com      350060109       191       29,400            Sole                   29,400
FREDDIE MAC                       com      313400301    18,945      324,842            Sole                  324,842
FREEPORT MCMORAN COPPER GOLD      com      35671d857       261        6,200            Sole                    6,200
GANNETT CO                        com      364730101     6,913       77,532            Sole                   77,532
GENERAL DYNAMICS CORP COM         com      369550108     8,180       90,500            Sole                   90,500
GENERAL ELECTRIC CAP CORP 5.87    pfd      369622493       249        9,600            Sole                    9,600
GENERAL ELECTRIC CO               com      369604103     1,691       54,584            Sole                   54,584
GLAXOSMITHKLINE PLC-ADR           com      37733W105     4,035       86,553            Sole                   86,553
GOLDCORP INC                      com      380956409     3,149      197,400            Sole                  197,400
HANOVER COMPRESSOR CO             com      410768105       151       13,500            Sole                   13,500
HEWLETT-PACKARD CO                com      428236103    36,138    1,573,254            Sole                1,573,254
HOME DEPOT INC                    com      437076102       659       18,555            Sole                   18,555
HONEYWELL INTERNATIONAL INC.      com      438516106    11,230      335,935            Sole                  335,935
HSBC HLDGS PLC SPON ADR NEW       adr      404280406       413        5,243            Sole                    5,243
HUGOTON ROYALTY TRUST             com      444717102       219       10,000            Sole                   10,000
INTEL CORP                        com      458140100     1,807       56,372            Sole                   56,372
INTERSTATE BAKERIES               com      46072H108       407       28,600            Sole                   28,600
INTL BUSINESS MACHINES CORP       com      459200101       960       10,355            Sole                   10,355
ISHARES MSCI UNITED KINGDOM       etf      464286699       204       13,100            Sole                   13,100
JANUS CAPITAL GROUP INC           com      47102x105       176       10,700            Sole                   10,700
JOHNSON & JOHNSON                 com      478160104    42,313      819,062            Sole                  819,062
JP MORGAN CHASE & CO.             com      46625H100     3,987      108,557            Sole                  108,557
KEYCORP NEW                       com      493267108    10,909      372,056            Sole                  372,056
KINROSS GOLD CORP                 com      496902206     3,978      497,900            Sole                  497,900
LABORATORY CRP OF AMER HLDGS      com      50540r409    42,910    1,161,303            Sole                1,161,303
LILLY ELI & CO.                   com      532457108     1,221       17,364            Sole                   17,364
MARATHON OIL CORP.                com      565849106       271        8,200            Sole                    8,200
MARKEL CORP                       com      570535104       584        2,303            Sole                    2,303
MASSEY ENERGY GROUP               com      576206106       963       46,300            Sole                   46,300
MBNA CORP                         com      55262L100    44,484    1,790,107            Sole                1,790,107
MERCK & CO INC                    com      589331107     2,550       55,187            Sole                   55,187
MICROSOFT CORP                    com      594918104    16,221      592,650            Sole                  592,650
MITSUBISHI TOKYO FINAN-ADR        com      606816106     3,889      496,700            Sole                  496,700
NAVISTAR INTL                     com      63934E108     1,066       22,250            Sole                   22,250
NESTLE SA SPONSORED ADR REPSTG    com      641069406       500        8,000            Sole                    8,000
NEWMONT MINING CORP COM           com      651639106     3,751       77,175            Sole                   77,175
NISOURCE INC                      com      65473P105       206        9,403            Sole                    9,403
OXFORD HEALTH PLANS INC           com      691471106     9,979      229,400            Sole                  229,400
PACIFIC RIM MINING CORP           com      694915208       110      100,000            Sole                  100,000
PEABODY ENERGY CORP               com      704549104    40,627      974,029            Sole                  974,029
PENN VIRGINIA RESOURCE PARTN      com      707884102       422       12,300            Sole                   12,300
PEPSICO INC                       com      713448108       280        6,000            Sole                    6,000
PFIZER INC                        com      717081103       789       22,342            Sole                   22,342
PREMCOR INC                       com      74045q104    37,331    1,435,824            Sole                1,435,824
PROCTER & GAMBLE CO               com      742718109       518        5,190            Sole                    5,190
PULTE HOMES INC COM               com      745867101    37,127      396,567            Sole                  396,567
RENAISSANCERE HOLDINGS LTD        com      G7496G103    10,047      204,836            Sole                  204,836
SAFECO CORP                       com      786429100    40,616    1,043,304            Sole                1,043,304
SARA LEE CORP                     com      803111103       278       12,800            Sole                   12,800
SEARS ROEBUCK & CO                com      812387108    14,272      313,750            Sole                  313,750
SOUTHERN CO                       com      842587107       206        6,800            Sole                    6,800
STANDARD AND POOR'S DEPOSITARY    com      78462f103       534        4,800            Sole                    4,800
STRYKER CORP                      com      863667101       950       11,180            Sole                   11,180
SUMMIT PROPERTIES INC             com      866239106       317       13,200            Sole                   13,200
SUNTRUST BANKS INC                com      867914103       572        8,000            Sole                    8,000
TECO ENERGY INC                   com      872375100       174       12,100            Sole                   12,100
TEEKAY SHIPPING CORPORATION       com      Y8564W103    41,231      722,964            Sole                  722,964
TIME WARNER INC                   com      887317105       387       21,522            Sole                   21,522
TIMKEN CO                         com      887389104       227       11,300            Sole                   11,300
TRANSOCEAN SEDCO FOREX ORD        com      G90078109    35,271    1,469,004            Sole                1,469,004
TRAVELERS PROPERTY CASUALTY -     com      89420G109    36,725    2,188,607            Sole                2,188,607
TRAVELERS PROPERTY CASUALTY -     com      89420G406     2,016      118,775            Sole                  118,775
TRIAD HOSPITALS INC               com      89579k109       306        9,200            Sole                    9,200
TSAKOS ENERGY NAVIGATION LTD      com      G9108L108       496       26,900            Sole                   26,900
UNITED STATES STEEL CORP          com      912909108       242        6,900            Sole                    6,900
UNITEDHEALTH GROUP INC            com      91324P102    39,258      674,772            Sole                  674,772
UNITEDHEALTH GROUP INC-Restric    com      910581108       465        8,000            Sole                    8,000
VAN KAMPEN SENIOR INCOME TRS      com      920961109       285       33,000            Sole                   33,000
VASOGEN OLD                       com      92232f103       150       20,000            Sole                   20,000
VERIZON COMMUNICATIONS            com      92343V104       455       12,966            Sole                   12,966
WACHOVIA CORPORATION              com      929903102     1,068       22,919            Sole                   22,919
WALT DISNEY CO.                   com      254687106    34,195    1,465,705            Sole                1,465,705
WASHINGTON MUTUAL INC             com      939322103       237        5,900            Sole                    5,900
WASHINGTON POST CO CL B           com      939640108     1,345        1,700            Sole                    1,700
WELLS FARGO & CO                  com      949746101       424        7,200            Sole                    7,200
WESTMORELAND COAL CO              com      960878106       627       35,800            Sole                   35,800
Report Summary                                       1,199,718